UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Carolyn Maloney
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Carolyn Maloney            Richmond, Virginia          August 12, 2011
     -------------------            ------------------          ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           81
                                         -----------

Form 13F Information Table Value Total:  $ 2,266,276
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ ------------- --------- ----------- -------------------- ---------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                                 TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ------------------------
        NAME OF ISSUER             CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------ ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ -------
ACTIVISION BLIZZARD INC        COM           00507V109       9,091     778,344 SH                             770,357          7,987
ADVENT SOFTWARE INC            COM           007974108      44,679   1,586,050 SH                           1,411,161        174,889
ALBEMARLE CORP                 COM           012653101      93,735   1,354,553 SH                           1,219,218        135,335
ALEXANDER & BALDWIN INC        COM           014482103      95,036   1,973,349 SH                           1,779,828        193,521
ALLEGHANY CORP DEL             COM           017175100      33,916     101,815 SH                              90,878         10,937
ALTRIA GROUP INC               COM           02209S103      15,498     586,838 SH                             579,172          7,666
AOL INC                        COM           00184X105      37,992   1,912,970 SH                           1,703,842        209,128
ATWOOD OCEANICS INC            COM           050095108      86,846   1,967,963 SH                           1,753,221        214,742
BERKSHIRE HATHAWAY INC DEL     CL B NEW      084670702      15,441     199,526 SH                             198,511          1,015
BERKSHIRE HATHAWAY INC DEL     CL A          084670108         232           2 SH                                   2              0
BRISTOL MYERS SQUIBB CO        COM           110122108      12,651     436,828 SH                             431,342          5,486
BROWN FORMAN CORP              CL B          115637209       8,164     109,307 SH                             109,307              0
CSX CORP                       COM           126408103       1,739      66,312 SH                              66,312              0
CABELAS INC                    COM           126804301      89,063   3,280,393 SH                           2,877,470        402,923
CAPELLA EDUCATION COMPANY      COM           139594105      36,806     879,466 SH                             786,635         92,831
CARMAX INC                     COM           143130102       4,085     123,518 SH                             123,518              0
CHEVRON CORP NEW               COM           166764100      15,907     154,681 SH                             150,996          3,685
CISCO SYS INC                  COM           17275R102         959      61,424 SH                              61,424              0
COCA COLA CO                   COM           191216100      19,641     291,880 SH                             279,616         12,264
CONOCOPHILLIPS                 COM           20825C104      13,803     183,576 SH                             181,672          1,904
CONSTELLATION BRANDS INC       CL A          21036P108      39,575   1,900,835 SH                           1,687,252        213,583
CORRECTIONS CORP AMER NEW      COM NEW       22025Y407      57,962   2,677,220 SH                           2,358,331        318,889
DELL INC                       COM           24702R101       3,649     218,905 SH                             161,810         57,095
DOMINION RES INC VA NEW        COM           25746U109      10,758     222,866 SH                             220,949          1,917
DUKE ENERGY CORP NEW           COM           26441C105       7,304     387,872 SH                             381,798          6,074
EATON VANCE CORP               COM NON VTG   278265103      49,403   1,634,226 SH                           1,457,390        176,836
E M C CORP MASS                COM           268648102       7,342     266,483 SH                             266,483              0
ENERGIZER HLDGS INC            COM           29266R108      37,837     522,896 SH                             462,347         60,549
EXXON MOBIL CORP               COM           30231G102       3,016      37,063 SH                              36,763            300
FEDEX CORP                     COM           31428X106       5,920      62,410 SH                              62,410              0
FIRST INDUSTRIAL REALTY TRUS   COM           32054K103      33,654   2,939,138 SH                           2,639,056        300,082
HASBRO INC                     COM           418056107      33,325     758,596 SH                             678,892         79,704
HATTERAS FINL CORP             COM           41902R103      43,002   1,523,265 SH                           1,366,405        156,860
HERSHEY CO                     COM           427866108      15,625     274,853 SH                             255,021         19,832
INTEL CORP                     COM           458140100      12,485     563,381 SH                             556,262          7,119
INTERNATIONAL BUSINESS MACHS   COM           459200101      20,498     119,488 SH                             114,217          5,271
JOHNSON & JOHNSON              COM           478160104      14,253     214,264 SH                             212,164          2,100
KAMAN CORP                     COM           483548103       7,979     224,941 SH                             212,221         12,720
KINDER MORGAN MANAGEMENT LLC   SHS           49455U100      56,107     855,411 SH                             765,082         90,329
KNOLL INC                      COM NEW       498904200      24,532   1,222,357 SH                           1,082,743        139,614
KRAFT FOODS INC                CL A          50075N104       3,356      95,260 SH                              95,260              0
LOEWS CORP                     COM           540424108       1,283      30,489 SH                              30,489              0
LORILLARD INC                  COM           544147101      15,717     144,365 SH                             128,992         15,373
LOWES COS INC                  COM           548661107       9,467     406,138 SH                             401,707          4,431
LUBRIZOL CORP                  COM           549271104       2,085      15,526 SH                              15,526              0
M & T BK CORP                  COM           55261F104         612       6,961 SH                               6,961              0
MARTIN MARIETTA MATLS INC      COM           573284106      37,464     468,485 SH                             420,938         47,547
MBIA INC                       COM           55262C100      47,914   5,513,696 SH                           4,934,237        579,459
MEADWESTVACO CORP              COM           583334107      14,000     420,289 SH                             415,628          4,661
MERCK & CO INC NEW             COM           58933Y105         796      22,543 SH                              21,962            581
MICREL INC                     COM           594793101      35,443   3,349,993 SH                           2,992,696        357,297
MICROSOFT CORP                 COM           594918104      17,928     689,527 SH                             644,586         44,941
MONARCH FINANCIAL HOLDINGS I   COM           60907Q100         111      14,045 SH                              14,045              0
MONTPELIER RE HOLDINGS LTD     SHS           G62185106      51,482   2,860,110 SH                           2,548,880        311,230
NEWMARKET CORP                 COM           651587107     112,424     658,572 SH                             589,324         69,248
NU SKIN ENTERPRISES INC        CL A          67018T105      67,078   1,786,364 SH                           1,596,214        190,150
OLD DOMINION FGHT LINES INC    COM           679580100      72,866   1,953,513 SH                           1,739,094        214,419
OWENS & MINOR INC NEW          COM           690732102      39,687   1,150,679 SH                           1,026,267        124,412
PAYCHEX INC                    COM           704326107       1,357      44,179 SH                              39,820          4,359
PFIZER INC                     COM           717081103      12,486     606,131 SH                             597,955          8,176
PHILIP MORRIS INTL INC         COM           718172109      12,472     186,796 SH                             185,129          1,667
PRICESMART INC                 COM           741511109      96,186   1,877,531 SH                           1,673,944        203,587
PROCTER & GAMBLE CO            COM           742718109         710      11,161 SH                              11,161              0
QLT INC                        COM           746927102       4,688     650,143 SH                             567,345         82,798
REYNOLDS AMERICAN INC          COM           761713106       2,854      77,026 SH                              74,183          2,843
SERVICE CORP INTL              COM           817565104      73,196   6,266,813 SH                           5,503,733        763,080
STURM RUGER & CO INC           COM           864159108      36,401   1,658,339 SH                           1,484,752        173,587
TEJON RANCH CO                 COM           879080109      53,319   1,563,607 SH                           1,396,990        166,617
TENET HEALTHCARE CORP          COM           88033G100      53,123   8,513,253 SH                           7,558,587        954,666
TREDEGAR CORP                  COM           894650100      54,909   2,992,327 SH                           2,651,567        340,760
UDR INC                        COM           902653104      53,477   2,178,273 SH                           1,987,317        190,956
UNITED PARCEL SERVICE INC      CL B          911312106         247       3,384 SH                               3,384              0
UNIVERSAL HEALTH RLTY INCM T   SH BEN INT    91359E105         498      12,456 SH                              12,456              0
VALUECLICK INC                 COM           92046N102      61,686   3,716,040 SH                           3,313,432        402,608
VERIZON COMMUNICATIONS INC     COM           92343V104      14,470     388,670 SH                             385,073          3,597
VISA INC                       COM CL A      92826C839      11,014     130,712 SH                             130,667             45
VULCAN MATLS CO                COM           929160109         751      19,502 SH                              19,431             71
WAL MART STORES INC            COM           931142103      11,361     213,796 SH                             211,669          2,127
WELLS FARGO & CO NEW           COM           949746101      16,348     582,596 SH                             553,947         28,649
WHITE MTNS INS GROUP LTD       COM           G9618E107      44,443     105,777 SH                              94,662         11,115
BP PLC                         SPONSORED ADR 055622104       1,058      23,886                                 23,886              0